14. ESCROW DEPOSITS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of escrow deposits [abstract]
Labor claims		R$ 355	R$ 335
Tax contingencies
Income tax on Interest on Equity		29	28
PIS/Pasep and Cofins taxes	[1]	1,448	1,402
Donations and legacy tax (ITCD)		53	51
Urban property tax (IPTU)		79	87
Finsocial tax		40	38
Income tax and social contr. tax on indemnity for employees' 'Anuenio' benefit	[2]	282	275
Income tax withheld at source on inflationary profit		9	8
Contribution tax effective rate	[3]	18	18
ICMS (VAT) credits on PP&E		39	38
Others	[4]	92	118
Escrow deposits tax issues		2,089	2,063
Others
Regulatory		43	53
Third party		11	9
Customer relations		7	6
Court embargo		12	12
Others		23	24
Escrow deposits other		96	104
Long term escrow deposit		R$ 2,540	R$ 2,502

[1]	This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS value added tax within the taxable amount for calculation of PIS/Pasep and Cofins taxes. On February 13, 2020 Company's wholly-owned subsidiaries Cemig D and Cemig GT escrow deposits were released, totaling R$1,382, comprising monetary update. The expectation is that the escrow deposits from the others wholly-owned subsidiaries will be received as their judicial claims reach the final judgement. See more details in Note 10 - PIS/Pasep and Cofins taxes credits over ICMS - Final court judgement.
[2]	See more details in Note 27 - Provisions under the section relating to the 'Anuenio indemnity'.
[3]	Escrow deposit in the legal action challenging an infringement claim relating to application of social contribution tax to amounts of cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with liability suspended.
[4]	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes